Insurance Contracts_Changes In Insurance Liability(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		₩ 7,290,844,000,000		₩ 6,924,699,000,000
Business combination		22,889,439,000,000
Net increase (decrease)	[1]	1,620,992,000,000		366,145,000,000
Ending		31,801,275,000,000	$ 29,792,654	7,290,844,000,000
Non-life insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Ending		24,382,463,000,000
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		0
Business combination		1,161,059,000,000
Net increase (decrease)	[1]	33,201,000,000
Ending		1,194,260,000,000		0
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		0
Business combination		1,448,313,000,000
Net increase (decrease)	[1]	29,256,000,000
Ending		1,477,569,000,000		0
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		0
Business combination		20,166,857,000,000
Net increase (decrease)	[1]	1,431,268,000,000
Ending		21,598,125,000,000		0
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		0
Business combination		113,210,000,000
Net increase (decrease)	[1]	(701,000,000)
Ending		112,509,000,000		0
Life Insurance Contracts Member [Member]
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		7,286,623,000,000
Ending		7,414,067,000,000		7,286,623,000,000
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		5,150,946,000,000		4,840,555,000,000
Business combination		0
Net increase (decrease)	[1]	98,681,000,000		310,391,000,000
Ending		5,249,627,000,000		5,150,946,000,000
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		243,008,000,000		156,179,000,000
Net increase (decrease)	[1]	123,295,000,000		86,829,000,000
Ending		366,303,000,000		243,008,000,000
Joint insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,872,706,000,000		1,906,777,000,000
Business combination		0
Net increase (decrease)	[1]	(89,821,000,000)		(34,071,000,000)
Ending		1,782,885,000,000		1,872,706,000,000
Group insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		2,147,000,000		1,895,000,000
Business combination		0
Net increase (decrease)	[1]	(1,078,000,000)		252,000,000
Ending		1,069,000,000		2,147,000,000
Other
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		17,816,000,000		15,452,000,000
Business combination		0
Net increase (decrease)	[1]	(3,633,000,000)		2,364,000,000
Ending		14,183,000,000		17,816,000,000
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning	[2]	4,221,000,000		3,841,000,000
Business combination	[2]	0
Net increase (decrease)	[1],[2]	524,000,000		380,000,000
Ending	[2]	₩ 4,745,000,000		₩ 4,221,000,000

[1]	Including currency translation effect and decrease in liability related to investment contract
[2]	Consists of contractor’s profit dividend reserve and loss on dividend insurance reserve